U.S. Government Securities Fund®
Investment portfolio
May 31, 2024
unaudited

Bonds, notes & other debt instruments 94.45% Mortgage-backed obligations 60.60% Federal agency mortgage-backed obligations 60.53%	Principal amount (000)	Value (000)
Fannie Mae Pool #256708 6.50% 3/1/2027[1]	USD5	$5
Fannie Mae Pool #256993 6.50% 11/1/2027[1]	48	49
Fannie Mae Pool #257055 6.50% 12/1/2027[1]	96	98
Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	12	12
Fannie Mae Pool #AD0329 6.50% 9/1/2028[1]	4	4
Fannie Mae Pool #AL5156 6.50% 2/1/2029[1]	184	187
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	79	76
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	104	99
Fannie Mae Pool #735571 8.00% 11/1/2031[1]	26	26
Fannie Mae Pool #555254 6.50% 1/1/2033[1]	— [2]	— [2]
Fannie Mae Pool #CA1442 3.00% 3/1/2033[1]	358	333
Fannie Mae Pool #BJ5302 3.00% 3/1/2033[1]	266	247
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	2	2
Fannie Mae Pool #BN1085 4.00% 1/1/2034[1]	6	5
Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]	3,563	3,234
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	13	13
Fannie Mae Pool #AS6870 4.00% 3/1/2036[1]	1,635	1,562
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	3,321	3,184
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	2,754	2,640
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	2,850	2,733
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	5,561	5,331
Fannie Mae Pool #898565 6.50% 10/1/2036[1]	— [2]	— [2]
Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]	313	300
Fannie Mae Pool #MA2856 4.00% 12/1/2036[1]	8	7
Fannie Mae Pool #888372 6.50% 4/1/2037[1]	12	12
Fannie Mae Pool #256810 6.50% 7/1/2037[1]	25	25
Fannie Mae Pool #256828 7.00% 7/1/2037[1]	13	13
Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]	2,594	2,483
Fannie Mae Pool #256860 6.50% 8/1/2037[1]	34	35
Fannie Mae Pool #888873 6.50% 8/1/2037[1]	— [2]	— [2]
Fannie Mae Pool #947337 6.50% 10/1/2037[1]	— [2]	— [2]
Fannie Mae Pool #888698 7.00% 10/1/2037[1]	38	39
Fannie Mae Pool #954832 6.50% 1/1/2038[1]	1	1
Fannie Mae Pool #970343 6.00% 2/1/2038[1]	30	30
Fannie Mae Pool #889388 7.00% 3/1/2038[1]	110	113
Fannie Mae Pool #AL1308 6.50% 5/1/2039[1]	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	85	83
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	35	35
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	2,668	2,228
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	2,997	2,495
Fannie Mae Pool #AH0351 4.50% 2/1/2041[1]	189	182
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	28,253	23,591
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	528	519
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	290	285
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	140	137
U.S. Government Securities Fund — Page 1 of 24

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	USD13,483	$11,216
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	5,205	4,346
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	1,835	1,529
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	100,907	84,065
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	9,188	7,672
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	248	244
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	224	210
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	179	176
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	59	58
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	46,345	38,294
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	38	37
Fannie Mae Pool #AJ9327 3.50% 1/1/2042[1]	22	20
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	16,437	13,575
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	9,325	7,697
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	2,978	2,454
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	241	220
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	120	109
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	43	39
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	59	54
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	7,153	6,270
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,120	1,022
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	256	233
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	158	143
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	69	62
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	329	296
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	628	564
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	124,334	111,740
Fannie Mae Pool #AY3880 4.00% 11/1/2045[1]	71	66
Fannie Mae Pool #BC3465 4.00% 2/1/2046[1]	7	6
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	123	108
Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]	5,905	5,100
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	348	312
Fannie Mae Pool #AS8804 3.50% 2/1/2047[1]	9,801	8,796
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	125	109
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	517	464
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	156	141
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	79	71
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	67	60
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	25	22
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	50	46
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	8,128	7,279
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,173	1,090
Fannie Mae Pool #BJ4342 4.00% 1/1/2048[1]	131	120
Fannie Mae Pool #BJ6169 4.00% 1/1/2048[1]	37	35
Fannie Mae Pool #BJ8318 4.50% 1/1/2048[1]	169	161
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	389	350
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	698	649
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	947	880
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	250	232
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	103	99
Fannie Mae Pool #BN1172 4.50% 11/1/2048[1]	143	136
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	1,644	1,542
Fannie Mae Pool #FM2656 3.50% 1/1/2049[1]	2,082	1,868
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	3,071	3,106
U.S. Government Securities Fund — Page 2 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	USD32,289	$29,016
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	10,010	8,955
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	4,164	3,756
Fannie Mae Pool #FM1220 3.50% 7/1/2049[1]	2,730	2,442
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,036	930
Fannie Mae Pool #FM1505 3.00% 9/1/2049[1]	10,089	8,648
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	5,355	4,820
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	2,996	2,687
Fannie Mae Pool #BO2890 3.00% 11/1/2049[1]	2,208	1,891
Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	9,886	8,495
Fannie Mae Pool #FM2389 3.50% 2/1/2050[1]	1,795	1,607
Fannie Mae Pool #FM2822 3.00% 3/1/2050[1]	6,522	5,581
Fannie Mae Pool #FM2777 3.00% 3/1/2050[1]	3,081	2,635
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	2,126	1,753
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	9,869	8,131
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	4	3
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	389	332
Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]	4,200	3,310
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	2,064	1,700
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	23,049	18,918
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	2,510	1,955
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	973	758
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	9,098	7,489
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	10,174	8,034
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	6,945	5,416
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	118	92
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	30,637	26,300
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	70	54
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	5,632	4,604
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	2,754	2,359
Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	165	128
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	18,956	15,460
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	2,102	1,728
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	314	269
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	7,718	6,297
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	3,883	3,009
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	544	426
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	13,150	10,829
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	6,178	5,113
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	18,944	16,222
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	13,734	11,705
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	5,918	5,056
Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	1,741	1,349
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	39,721	33,064
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	13,640	11,174
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	6,768	5,590
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	2,934	2,408
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	1,415	1,160
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	1,114	914
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	1,099	902
Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]	40,583	34,846
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	9,289	7,995
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,702	1,454
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	19,469	16,584
U.S. Government Securities Fund — Page 3 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	USD7,667	$5,934
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	7,216	5,618
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	4,942	3,828
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	2,186	1,791
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	5,626	4,824
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,808	1,399
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,788	1,385
Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	1,771	1,371
Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	7,921	6,128
Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	1,333	1,031
Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	35,962	32,709
Fannie Mae Pool #BW3570 4.00% 6/1/2052[1]	129	117
Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	2,806	2,172
Fannie Mae Pool #CB4118 4.00% 7/1/2052[1]	300	273
Fannie Mae Pool #CB4020 4.00% 7/1/2052[1]	41	38
Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	4,743	4,576
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	76,904	69,910
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	8,981	8,415
Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	6,181	5,814
Fannie Mae Pool #BV0952 4.50% 9/1/2052[1]	1,243	1,165
Fannie Mae Pool #CB4818 4.00% 10/1/2052[1]	5,583	5,070
Fannie Mae Pool #FS3393 4.00% 10/1/2052[1]	152	138
Fannie Mae Pool #MA4783 4.00% 10/1/2052[1]	107	97
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	7,731	7,244
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	9,104	8,987
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	8,235	8,129
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	242	247
Fannie Mae Pool #FS5635 4.00% 11/1/2052[1]	105	96
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	42,510	39,836
Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	3,548	3,324
Fannie Mae Pool #BW1403 5.00% 12/1/2052[1]	63,823	61,503
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	294	283
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	13,271	13,066
Fannie Mae Pool #BX2476 5.50% 12/1/2052[1]	863	852
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	457	458
Fannie Mae Pool #BX1070 6.00% 12/1/2052[1]	91	91
Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	42,645	38,741
Fannie Mae Pool #FS5675 4.50% 1/1/2053[1]	26,953	25,253
Fannie Mae Pool #BT8034 4.50% 1/1/2053[1]	150	141
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	62,565	62,760
Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	14,233	14,293
Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	918	921
Fannie Mae Pool #MA4917 4.50% 2/1/2053[1]	1,222	1,145
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	17,485	17,232
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	10,481	10,656
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	3,594	3,601
Fannie Mae Pool #BX7703 6.50% 2/1/2053[1]	5,800	5,916
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	285	275
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	5,994	5,914
Fannie Mae Pool #BX9431 5.50% 3/1/2053[1]	5,906	5,828
Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	4,102	4,047
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	497	490
Fannie Mae Pool #FS4774 5.50% 3/1/2053[1]	437	431
Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	11,091	11,126
U.S. Government Securities Fund — Page 4 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	USD5,841	$5,860
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	2,918	2,927
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	1,118	1,048
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	313	301
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	39,886	39,281
Fannie Mae Pool #BX8556 5.50% 4/1/2053[1]	6,937	6,845
Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	6,440	6,353
Fannie Mae Pool #BX9116 5.50% 4/1/2053[1]	1,618	1,595
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	19,289	19,348
Fannie Mae Pool #CB6597 6.00% 4/1/2053[1]	9,513	9,575
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	5,551	5,699
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	2,250	2,043
Fannie Mae Pool #BX9806 5.00% 5/1/2053[1]	39,728	38,268
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,600	4,434
Fannie Mae Pool #BY1247 5.00% 5/1/2053[1]	847	816
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	11,714	11,531
Fannie Mae Pool #BY0204 5.50% 5/1/2053[1]	6,382	6,296
Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	1,838	1,812
Fannie Mae Pool #BY0849 5.50% 5/1/2053[1]	88	87
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	153,287	153,630
Fannie Mae Pool #BY2260 6.00% 5/1/2053[1]	396	397
Fannie Mae Pool #BY2061 6.00% 5/1/2053[1]	364	366
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	27,512	26,506
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	54,544	53,699
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	22,330	22,032
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	75,257	75,429
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	43,728	43,935
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	26,808	26,940
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	19,699	19,825
Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	7,510	7,538
Fannie Mae Pool #BY4224 6.00% 6/1/2053[1]	1,063	1,070
Fannie Mae Pool #BW5303 6.00% 6/1/2053[1]	230	230
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	32,268	33,123
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	11,060	11,277
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	8,374	8,546
Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	5,973	4,621
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	38,983	36,524
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	4,226	3,960
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	138	133
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	101,111	99,515
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	4,683	4,702
Fannie Mae Pool #FS5517 6.00% 7/1/2053[1]	3,451	3,469
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	437	438
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	6,596	6,180
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	103	101
Fannie Mae Pool #BY8355 6.00% 8/1/2053[1]	12,511	12,543
Fannie Mae Pool #BY8293 6.00% 8/1/2053[1]	1,538	1,542
Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	34,187	34,249
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	100,789	102,674
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	11,324	11,344
Fannie Mae Pool #CB7341 6.00% 10/1/2053[1]	4,895	4,921
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	131,320	126,450
Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	3,717	3,658
Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	37,723	37,894
U.S. Government Securities Fund — Page 5 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	USD26,322	$26,445
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	13,333	13,359
Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	3,897	3,016
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	2,676	2,634
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	266	262
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	10,333	10,352
Fannie Mae Pool #CB7617 6.00% 12/1/2053[1]	5,933	5,960
Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]	209,885	213,884
Fannie Mae Pool #MA5263 4.00% 1/1/2054[1]	23,153	21,021
Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	23,243	23,342
Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]	15,826	15,853
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	26,662	27,136
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	253	249
Fannie Mae Pool #CB8003 6.00% 2/1/2054[1]	70,622	70,904
Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	29,778	29,897
Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]	32,562	33,186
Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	29,255	29,812
Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	39,742	40,839
Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	7,451	6,765
Fannie Mae Pool #CB8147 5.50% 3/1/2054[1]	35,421	34,951
Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	18,403	18,167
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	15,026	14,788
Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	12,093	11,946
Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	33,450	33,556
Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	29,871	30,027
Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	8,759	8,814
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	35,030	34,581
Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	8,785	8,645
Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	7,818	7,700
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	21,097	21,541
Fannie Mae Pool #MA5378 4.00% 5/1/2054[1]	6,406	5,816
Fannie Mae Pool #BF0141 5.50% 9/1/2056[1]	381	389
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	17,545	15,321
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	6,906	6,015
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	11,498	10,014
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	7,363	6,444
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	23,600	19,298
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	4,787	4,489
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	5,984	5,165
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]	62	61
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 5.718% 7/25/2036[1,3]	221	218
Fannie Mae, Series 1999-T2, Class A1, 7.50% 1/19/2039[1,3]	74	74
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	26	26
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.508% 7/25/2024[1,3]	590	586
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.526% 11/25/2024[1,3]	568	562
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[1]	198	168
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 9/25/2036[1]	294	252
Freddie Mac Pool #QS0124 1.50% 11/1/2030[1]	347	317
Freddie Mac Pool #ZS1044 6.50% 2/1/2036[1]	1	1
Freddie Mac Pool #ZI5486 6.50% 9/1/2036[1]	2	2
Freddie Mac Pool #C91909 4.00% 11/1/2036[1]	50	48
Freddie Mac Pool #1H1354 6.328% 11/1/2036[1,3]	49	50
Freddie Mac Pool #ZI7575 6.50% 6/1/2038[1]	1	1
U.S. Government Securities Fund — Page 6 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	USD2,423	$2,023
Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	997	983
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	4,309	3,597
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	59,642	49,793
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	92,633	77,164
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	8,528	7,120
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	6,617	5,472
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	43,495	35,935
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	8,837	7,296
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	37,777	31,159
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	11,517	9,486
Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	119,304	101,795
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	32	29
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	250	228
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	369	337
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	303	274
Freddie Mac Pool #G61082 3.00% 7/1/2043[1]	3,121	2,749
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	1,299	1,174
Freddie Mac Pool #760012 3.139% 4/1/2045[1,3]	784	771
Freddie Mac Pool #760013 3.194% 4/1/2045[1,3]	495	489
Freddie Mac Pool #760014 2.751% 8/1/2045[1,3]	601	577
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	7,474	6,743
Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	1,380	1,213
Freddie Mac Pool #G60744 3.50% 7/1/2046[1]	1,670	1,501
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	2,763	2,491
Freddie Mac Pool #760015 2.659% 1/1/2047[1,3]	1,405	1,320
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	465	413
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	584	519
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	696	626
Freddie Mac Pool #ZT0538 3.50% 3/1/2048[1]	1,468	1,321
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	503	452
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	486	437
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	428	384
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	385	347
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	361	325
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	283	254
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	209	189
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	134	121
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	131	118
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	22,469	20,916
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	144	129
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	656	610
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	590	549
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	290	271
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	260	233
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	153	138
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	114	103
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	948	881
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	279	266
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,227	1,171
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	638	611
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	454	432
Freddie Mac Pool #ZN4636 3.00% 10/1/2048[1]	9,007	7,752
Freddie Mac Pool #ZA6700 3.50% 4/1/2049[1]	9,415	8,399
U.S. Government Securities Fund — Page 7 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	USD1,701	$1,526
Freddie Mac Pool #SD7502 3.50% 7/1/2049[1]	6,589	5,887
Freddie Mac Pool #QA1442 3.50% 8/1/2049[1]	3,757	3,362
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]	1,571	1,345
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	468	419
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	3,812	3,430
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	3,718	3,346
Freddie Mac Pool #RA2003 4.50% 1/1/2050[1]	5,361	5,087
Freddie Mac Pool #SD7513 3.50% 4/1/2050[1]	66,136	59,251
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	410	350
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	12,972	10,102
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	409	318
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	682	530
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	25,756	20,194
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	5,477	4,477
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	1,488	1,277
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	6,081	5,011
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	1,952	1,669
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	491	420
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	5,374	4,173
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	5,680	4,666
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	4,161	3,429
Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	870	672
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	2,964	2,436
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	928	794
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	27,597	24,741
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	2,066	1,826
Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	1,994	1,542
Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	270	209
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	2,304	1,892
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	16,577	14,188
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,803	1,395
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	1,338	1,101
Freddie Mac Pool #8D0226 2.546% 5/1/2052[1,3]	5,995	5,260
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	24,994	21,941
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	14,868	13,930
Freddie Mac Pool #QE6074 4.00% 7/1/2052[1]	337	306
Freddie Mac Pool #QE5611 4.00% 7/1/2052[1]	129	117
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	53	48
Freddie Mac Pool #QE8992 4.00% 8/1/2052[1]	363	331
Freddie Mac Pool #SD1441 4.00% 8/1/2052[1]	196	178
Freddie Mac Pool #SD1382 4.00% 8/1/2052[1]	64	58
Freddie Mac Pool #QE6678 4.00% 8/1/2052[1]	50	46
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	2,478	2,322
Freddie Mac Pool #SD8251 5.50% 8/1/2052[1]	873	862
Freddie Mac Pool #QF1655 4.00% 9/1/2052[1]	70	64
Freddie Mac Pool #SD8245 4.50% 9/1/2052[1]	13,083	12,258
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	11,310	10,596
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	2,839	2,660
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	1,658	1,554
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	56,841	54,782
Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	27,006	24,524
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	42,845	40,143
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	16,533	15,490
U.S. Government Securities Fund — Page 8 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	USD1,089	$1,020
Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	23,776	22,918
Freddie Mac Pool #SD1968 4.00% 11/1/2052[1]	47,815	43,495
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	19,924	19,121
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	28,188	27,807
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	54,232	52,275
Freddie Mac Pool #QF4188 5.50% 12/1/2052[1]	987	974
Freddie Mac Pool #QF4136 5.50% 12/1/2052[1]	347	342
Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	67,054	68,524
Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]	110	100
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	215,078	207,291
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	206,116	206,801
Freddie Mac Pool #QF6121 6.00% 1/1/2053[1]	683	685
Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	2,680	2,436
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	9,813	9,683
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	19,141	19,192
Freddie Mac Pool #QF8351 5.50% 3/1/2053[1]	1,975	1,950
Freddie Mac Pool #RA8748 6.00% 3/1/2053[1]	11,772	11,835
Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	775	726
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	7,537	7,264
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	494	476
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	12,753	12,560
Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	11,820	11,862
Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	5,919	5,946
Freddie Mac Pool #SD8321 4.00% 5/1/2053[1]	5,090	4,622
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	1,143	1,071
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	20,103	19,793
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	6,482	6,385
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	5,798	5,719
Freddie Mac Pool #QG2197 5.50% 5/1/2053[1]	4,121	4,065
Freddie Mac Pool #QG1875 5.50% 5/1/2053[1]	1	1
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	109,115	109,359
Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	12,084	12,132
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	34,685	33,415
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	73,586	72,424
Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	38,405	37,857
Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	572	564
Freddie Mac Pool #QG4732 5.50% 6/1/2053[1]	45	45
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	263,090	263,756
Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	11,887	11,919
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	6,188	6,225
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	5,729	5,766
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	3,942	3,955
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	3,872	3,891
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	2,658	2,696
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	12,523	12,836
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	10,937	11,162
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	10,123	10,391
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	9,677	9,955
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	7,022	7,238
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	5,211	5,341
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	3,907	3,981
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	3,045	3,152
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	351	338
U.S. Government Securities Fund — Page 9 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	USD278,788	$274,438
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	9,867	9,732
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	28,095	28,159
Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	7,468	6,782
Freddie Mac Pool #SD8348 5.00% 8/1/2053[1]	57,505	55,382
Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	24,934	24,019
Freddie Mac Pool #SD3620 5.50% 8/1/2053[1]	15,387	15,237
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	296,749	297,318
Freddie Mac Pool #QG9159 6.00% 8/1/2053[1]	11,811	11,846
Freddie Mac Pool #RA9636 6.00% 8/1/2053[1]	3,769	3,781
Freddie Mac Pool #SD8361 5.00% 9/1/2053[1]	41,978	40,425
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	19,946	19,632
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	24,888	24,961
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	71,589	71,769
Freddie Mac Pool #SD4546 6.00% 10/1/2053[1]	30,246	30,350
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	190,292	193,526
Freddie Mac Pool #SD8390 4.00% 11/1/2053[1]	7,854	7,133
Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	9,781	9,162
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	97,581	93,983
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	13,466	13,492
Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	10,843	10,157
Freddie Mac Pool #SD5500 2.00% 1/1/2054[1]	5,000	3,868
Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	2,322	2,175
Freddie Mac Pool #SD4699 6.00% 1/1/2054[1]	55,526	55,711
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	34,736	34,793
Freddie Mac Pool #SD4730 6.00% 1/1/2054[1]	6,890	6,927
Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	2,231	2,026
Freddie Mac Pool #SD4906 6.00% 2/1/2054[1]	18,344	18,459
Freddie Mac Pool #RJ0940 6.00% 2/1/2054[1]	14,126	14,181
Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	8,825	8,842
Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	3,893	3,907
Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	25,849	26,341
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	52,925	52,081
Freddie Mac Pool #RJ1066 5.50% 3/1/2054[1]	17,292	17,040
Freddie Mac Pool #SD5117 6.00% 3/1/2054[1]	42,762	42,979
Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	2,170	2,174
Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	33,539	33,009
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	8,575	8,465
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,496	1,473
Freddie Mac Pool #RJ1348 6.00% 4/1/2054[1]	999	1,004
Freddie Mac Pool #RJ1419 5.50% 5/1/2054[1]	6,994	6,896
Freddie Mac Pool #RJ1429 6.00% 5/1/2054[1]	8,874	8,894
Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	34,900	35,651
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	14,232	14,538
Freddie Mac, Series 3156, Class PF, (30-day Average USD-SOFR + 0.364%) 5.688% 5/15/2036[1,3]	412	406
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 8/25/2026[1]	3,507	3,326
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027[1]	1,370	1,305
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[1]	560	535
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	50,000	48,748
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	153	128
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	347	291
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]	138	125
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	14,187	12,966
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	9,211	7,843
U.S. Government Securities Fund — Page 10 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	USD1,850	$1,609
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	16,009	14,611
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	15,983	14,525
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	9,719	8,100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	10,172	8,953
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	5,740	5,069
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	3,431	3,221
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	11,083	9,682
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 11/25/2057[1]	1,622	1,421
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057[1]	2,739	2,569
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	8,139	7,093
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	3,099	2,885
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	18,635	17,239
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	9,430	8,219
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	4,178	3,646
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	430	399
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	11,404	10,250
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	11,379	10,669
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	55,518	51,964
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	35,970	32,852
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	19,650	18,053
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	13,679	12,036
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	4,381	3,614
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	50,661	47,433
Government National Mortgage Assn. 3.00% 6/1/2054[1,4]	8,927	7,712
Government National Mortgage Assn. 3.50% 6/1/2054[1,4]	53,000	47,302
Government National Mortgage Assn. 4.00% 6/1/2054[1,4]	40,084	36,851
Government National Mortgage Assn. 5.50% 6/1/2054[1,4]	49,888	49,493
Government National Mortgage Assn. Pool #754335 6.50% 8/20/2029[1]	81	82
Government National Mortgage Assn. Pool #754334 6.50% 10/20/2032[1]	176	177
Government National Mortgage Assn. Pool #AH5901 3.75% 11/20/2034[1]	756	716
Government National Mortgage Assn. Pool #754319 6.50% 1/20/2037[1]	97	100
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	100	103
Government National Mortgage Assn. Pool #004182 5.50% 7/20/2038[1]	11	11
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	49	49
Government National Mortgage Assn. Pool #738836 6.50% 11/20/2038[1]	61	61
Government National Mortgage Assn. Pool #754287 6.50% 11/20/2038[1]	54	54
Government National Mortgage Assn. Pool #AA4873 6.50% 12/20/2038[1]	66	66
Government National Mortgage Assn. Pool #754314 6.50% 1/20/2039[1]	423	440
Government National Mortgage Assn. Pool #741910 4.00% 2/15/2039[1]	100	94
Government National Mortgage Assn. Pool #004367 4.00% 2/20/2039[1]	12	12
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	225	224
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	566	590
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]	364	354
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	906	922
Government National Mortgage Assn. Pool #736089 5.00% 6/15/2040[1]	126	124
Government National Mortgage Assn. Pool #736084 5.00% 6/15/2040[1]	100	99
Government National Mortgage Assn. Pool #005040 5.00% 4/20/2041[1]	27	27
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	1,657	1,667
Government National Mortgage Assn. Pool #005112 6.50% 7/20/2041[1]	46	47
Government National Mortgage Assn. Pool #005157 4.00% 8/20/2041[1]	84	77
Government National Mortgage Assn. Pool #005187 5.50% 9/20/2041[1]	62	61
Government National Mortgage Assn. Pool #754636 3.50% 11/20/2041[1]	430	386
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	3,732	3,586
U.S. Government Securities Fund — Page 11 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #754591 4.00% 1/20/2042[1]	USD911	$860
Government National Mortgage Assn. Pool #754637 4.00% 1/20/2042[1]	441	416
Government National Mortgage Assn. Pool #AA2589 3.50% 3/20/2043[1]	550	484
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	10	10
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	20	20
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	10,765	8,651
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	4,709	3,905
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	12,213	9,801
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	27,567	22,996
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,750	3,905
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	9,448	7,788
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	49,220	41,401
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	17,951	14,797
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	42,188	35,051
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	5,803	4,841
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	22,816	18,977
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	14,325	11,903
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	10,308	8,510
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[1]	322	269
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	18,872	16,850
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	18,752	17,245
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	5,101	4,692
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	3,265	3,003
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	37,478	35,450
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	40,916	38,704
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	15,575	14,733
Government National Mortgage Assn. Pool #892950 6.195% 7/20/2060[1,3]	135	135
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[1]	1	1
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[1]	9	9
Government National Mortgage Assn. Pool #751409 4.95% 7/20/2061[1]	1	1
Government National Mortgage Assn. Pool #756695 4.70% 11/20/2061[1]	1	1
Government National Mortgage Assn. Pool #795471 5.047% 2/20/2062[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #759735 4.77% 3/20/2062[1]	1	1
Government National Mortgage Assn. Pool #767610 4.601% 11/20/2062[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #767641 4.45% 5/20/2063[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #795533 4.901% 5/20/2063[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #894475 7.649% 10/20/2063[1,3]	500	510
Government National Mortgage Assn. Pool #AG8068 4.901% 1/20/2064[1]	1	1
Government National Mortgage Assn. Pool #894482 7.637% 2/20/2064[1,3]	657	671
Government National Mortgage Assn. Pool #AG8149 5.677% 6/20/2064[1,3]	52	52
Government National Mortgage Assn. Pool #AG8150 4.899% 7/20/2064[1]	2	2
Government National Mortgage Assn. Pool #AG8155 5.173% 7/20/2064[1]	1	1
Government National Mortgage Assn. Pool #AG8171 5.20% 7/20/2064[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #AG8156 6.146% 7/20/2064[1,3]	30	30
Government National Mortgage Assn. Pool #AG8194 4.339% 9/20/2064[1]	5	5
Government National Mortgage Assn. Pool #AG8189 5.182% 9/20/2064[1]	1	1
Government National Mortgage Assn. Pool #AL7438 4.332% 1/20/2065[1]	2	2
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 6/20/2033[1]	64	63
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 5.71% 5/20/2062[1,3]	225	224
Government National Mortgage Assn., Series 2012-H20, Class PT, 5.815% 7/20/2062[1,3]	329	328
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.521% 10/20/2062[1,3]	114	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	5,558	4,109
Uniform Mortgage-Backed Security 2.00% 6/1/2039[1,4]	24,100	21,055
U.S. Government Securities Fund — Page 12 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.50% 6/1/2039[1,4]	USD33,000	$29,650
Uniform Mortgage-Backed Security 4.00% 6/1/2039[1,4]	16,000	15,342
Uniform Mortgage-Backed Security 5.00% 6/1/2039[1,4]	10,000	9,901
Uniform Mortgage-Backed Security 2.00% 6/1/2054[1,4]	25,864	19,957
Uniform Mortgage-Backed Security 2.50% 6/1/2054[1,4]	7,301	5,896
Uniform Mortgage-Backed Security 3.00% 6/1/2054[1,4]	8,709	7,324
Uniform Mortgage-Backed Security 3.50% 6/1/2054[1,4]	60,011	52,621
Uniform Mortgage-Backed Security 4.00% 6/1/2054[1,4]	167,860	152,351
Uniform Mortgage-Backed Security 4.50% 6/1/2054[1,4]	42,740	40,026
Uniform Mortgage-Backed Security 5.00% 6/1/2054[1,4]	163,704	157,568
Uniform Mortgage-Backed Security 5.50% 6/1/2054[1,4]	5,071	4,989
Uniform Mortgage-Backed Security 6.00% 6/1/2054[1,4]	442,111	442,787
Uniform Mortgage-Backed Security 6.50% 6/1/2054[1,4]	95,005	96,575
Uniform Mortgage-Backed Security 7.00% 6/1/2054[1,4]	213,419	219,265
Uniform Mortgage-Backed Security 2.50% 7/1/2054[1,4]	40,288	32,566
Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,4]	107,094	90,134
Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,4]	94,636	83,016
Uniform Mortgage-Backed Security 4.50% 7/1/2054[1,4]	290,500	272,064
Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,4]	96,316	92,692
Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,4]	25,526	25,110
Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,4]	367,163	367,553
Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,4]	2,510,234	2,549,958
Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,4]	18,000	18,478
		12,787,054
Collateralized mortgage-backed obligations 0.07%
FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	15,257	14,377
Total mortgage-backed obligations		12,801,431
U.S. Treasury bonds & notes 32.35% U.S. Treasury 30.22%
U.S. Treasury 1.75% 6/30/2024	38,572	38,465
U.S. Treasury 2.25% 11/15/2024	18,000	17,756
U.S. Treasury 2.125% 11/30/2024	500	492
U.S. Treasury 4.50% 11/30/2024	41,000	40,832
U.S. Treasury 4.625% 2/28/2025	486,000	483,817
U.S. Treasury 2.75% 5/15/2025	250	244
U.S. Treasury 2.875% 5/31/2025	500	489
U.S. Treasury 4.25% 5/31/2025	81,165	80,423
U.S. Treasury 3.00% 7/15/2025	1,015	992
U.S. Treasury 4.75% 7/31/2025	78,750	78,427
U.S. Treasury 3.125% 8/15/2025	32,000	31,271
U.S. Treasury 0.25% 8/31/2025	75,409	71,056
U.S. Treasury 5.00% 8/31/2025	28,369	28,331
U.S. Treasury 3.50% 9/15/2025	10,500	10,295
U.S. Treasury 3.00% 9/30/2025	28,160	27,425
U.S. Treasury 5.00% 9/30/2025	44,000	43,958
U.S. Treasury 3.00% 10/31/2025	285	277
U.S. Treasury 2.25% 11/15/2025	15,000	14,422
U.S. Treasury 4.50% 11/15/2025	456	453
U.S. Treasury 0.375% 11/30/2025	1,320	1,233
U.S. Treasury 0.375% 12/31/2025	35,000	32,571
U.S. Treasury 4.25% 12/31/2025	235,000	232,332
U.S. Treasury 0.375% 1/31/2026	3,163	2,934
U.S. Government Securities Fund — Page 13 of 24

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.25% 1/31/2026	USD423,646	$418,841
U.S. Treasury 4.625% 2/28/2026	130,000	129,316
U.S. Treasury 4.50% 3/31/2026	20,000	19,857
U.S. Treasury 0.75% 4/30/2026	30,000	27,764
U.S. Treasury 4.875% 4/30/2026	130,000	129,965
U.S. Treasury 4.50% 7/15/2026	173,408	172,233
U.S. Treasury 1.375% 8/31/2026	2,500	2,320
U.S. Treasury 4.625% 9/15/2026	134,603	134,092
U.S. Treasury 0.875% 9/30/2026	400	366
U.S. Treasury 4.625% 11/15/2026	20,312	20,251
U.S. Treasury 4.375% 12/15/2026	114,366	113,378
U.S. Treasury 1.25% 12/31/2026	35,000	32,088
U.S. Treasury 1.875% 2/28/2027	25,143	23,330
U.S. Treasury 0.50% 4/30/2027	16,800	14,917
U.S. Treasury 2.75% 4/30/2027	48,950	46,412
U.S. Treasury 2.375% 5/15/2027	21,800	20,438
U.S. Treasury 0.50% 5/31/2027	31,400	27,784
U.S. Treasury 2.625% 5/31/2027	30,980	29,230
U.S. Treasury 0.50% 6/30/2027	14,000	12,356
U.S. Treasury 2.75% 7/31/2027	114,576	108,226
U.S. Treasury 0.50% 8/31/2027	58,455	51,251
U.S. Treasury 0.375% 9/30/2027	45,000	39,164
U.S. Treasury 4.125% 9/30/2027	3,100	3,052
U.S. Treasury 0.50% 10/31/2027	18,790	16,373
U.S. Treasury 0.625% 11/30/2027	3,100	2,706
U.S. Treasury 3.875% 11/30/2027	44,000	42,958
U.S. Treasury 3.875% 12/31/2027	166,000	162,055
U.S. Treasury 4.00% 2/29/2028	46,435	45,495
U.S. Treasury 1.25% 3/31/2028	29,390	25,981
U.S. Treasury 3.50% 4/30/2028	118,216	113,717
U.S. Treasury 1.25% 5/31/2028	6,300	5,544
U.S. Treasury 3.625% 5/31/2028	87,537	84,560
U.S. Treasury 1.25% 6/30/2028	128,010	112,363
U.S. Treasury 4.00% 6/30/2028	84,653	82,891
U.S. Treasury 4.125% 7/31/2028	224,000	220,334
U.S. Treasury 1.125% 8/31/2028	50,000	43,447
U.S. Treasury 4.375% 8/31/2028	16,000	15,890
U.S. Treasury 4.625% 9/30/2028	2,640	2,647
U.S. Treasury 4.375% 11/30/2028	220,840	219,460
U.S. Treasury 3.75% 12/31/2028	2,651	2,566
U.S. Treasury 1.75% 1/31/2029	25,000	22,115
U.S. Treasury 4.00% 1/31/2029	12,000	11,737
U.S. Treasury 2.875% 4/30/2029	23,500	21,815
U.S. Treasury 4.50% 5/31/2029	21,750	21,751
U.S. Treasury 3.25% 6/30/2029	6,500	6,129
U.S. Treasury 2.625% 7/31/2029	63,533	58,063
U.S. Treasury 3.875% 9/30/2029	9,600	9,310
U.S. Treasury 3.875% 12/31/2029	6,000	5,811
U.S. Treasury 3.50% 1/31/2030	57,025	54,151
U.S. Treasury 4.00% 2/28/2030	9,100	8,865
U.S. Treasury 0.625% 5/15/2030	30,880	24,694
U.S. Treasury 3.75% 5/31/2030	35,000	33,608
U.S. Treasury 4.00% 7/31/2030	8,355	8,127
U.S. Treasury 0.625% 8/15/2030	14,510	11,495
U.S. Government Securities Fund — Page 14 of 24

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.625% 9/30/2030	USD193,819	$195,001
U.S. Treasury 4.875% 10/31/2030	119,277	121,663
U.S. Treasury 4.375% 11/30/2030	35,000	34,732
U.S. Treasury 3.75% 12/31/2030	1,956	1,872
U.S. Treasury 4.25% 2/28/2031	8,000	7,883
U.S. Treasury 1.625% 5/15/2031	39,550	32,839
U.S. Treasury 1.375% 11/15/2031	20,000	16,081
U.S. Treasury 1.875% 2/15/2032	16,949	14,077
U.S. Treasury 2.75% 8/15/2032	7,514	6,619
U.S. Treasury 3.50% 2/15/2033	279,745	259,769
U.S. Treasury 3.875% 8/15/2033	185,841	177,064
U.S. Treasury 4.00% 2/15/2034	34,006	32,688
U.S. Treasury 4.375% 5/15/2034	65,116	64,511
U.S. Treasury 5.00% 5/15/2037	1,500	1,580
U.S. Treasury 4.625% 2/15/2040	580	583
U.S. Treasury 1.125% 5/15/2040	29,700	18,003
U.S. Treasury 1.125% 8/15/2040[6]	54,225	32,552
U.S. Treasury, interest only, 0% 11/15/2040[6]	15,000	6,768
U.S. Treasury 1.375% 11/15/2040	4,914	3,060
U.S. Treasury 1.875% 2/15/2041	46,291	31,271
U.S. Treasury 2.25% 5/15/2041	44,863	32,077
U.S. Treasury 1.75% 8/15/2041	62,480	40,763
U.S. Treasury 3.125% 11/15/2041	100	81
U.S. Treasury 2.375% 2/15/2042	20,300	14,605
U.S. Treasury 3.00% 5/15/2042	16,933	13,423
U.S. Treasury 3.25% 5/15/2042	36,015	29,625
U.S. Treasury 2.75% 8/15/2042	3,000	2,278
U.S. Treasury 3.375% 8/15/2042	2,850	2,381
U.S. Treasury 2.75% 11/15/2042	10,000	7,572
U.S. Treasury 3.875% 2/15/2043	11,970	10,700
U.S. Treasury 2.875% 5/15/2043	10,880	8,357
U.S. Treasury 3.875% 5/15/2043	19,985	17,829
U.S. Treasury 4.375% 8/15/2043	9,359	8,937
U.S. Treasury 4.50% 2/15/2044	32,000	31,045
U.S. Treasury 3.375% 5/15/2044	5,278	4,348
U.S. Treasury 2.50% 2/15/2045[6]	60,000	42,287
U.S. Treasury 3.00% 5/15/2045	3,350	2,576
U.S. Treasury 2.875% 8/15/2045	100	75
U.S. Treasury 2.50% 2/15/2046	3,650	2,543
U.S. Treasury 3.00% 2/15/2047	34,802	26,357
U.S. Treasury 2.75% 8/15/2047	8,514	6,125
U.S. Treasury 2.75% 11/15/2047	7,375	5,296
U.S. Treasury 3.00% 2/15/2048	21,014	15,787
U.S. Treasury 3.125% 5/15/2048	6,500	4,991
U.S. Treasury 3.00% 8/15/2048	4,000	2,997
U.S. Treasury 3.00% 2/15/2049	4,800	3,588
U.S. Treasury 2.00% 2/15/2050	61,360	36,672
U.S. Treasury 1.25% 5/15/2050[6]	124,750	60,700
U.S. Treasury 1.375% 8/15/2050	71,480	35,935
U.S. Treasury 1.625% 11/15/2050[6]	292,196	157,124
U.S. Treasury 1.875% 2/15/2051	42,054	24,125
U.S. Treasury 2.375% 5/15/2051	100,450	65,073
U.S. Treasury 2.00% 8/15/2051	72,003	42,499
U.S. Treasury 1.875% 11/15/2051	20,830	11,873
U.S. Government Securities Fund — Page 15 of 24

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2/15/2052	USD500	$313
U.S. Treasury 2.875% 5/15/2052	29,000	20,914
U.S. Treasury 4.00% 11/15/2052	11,214	10,063
U.S. Treasury 3.625% 2/15/2053	7,855	6,574
U.S. Treasury 4.125% 8/15/2053[6]	56,017	51,348
U.S. Treasury 4.75% 11/15/2053[6]	108,009	110,034
U.S. Treasury 4.25% 2/15/2054	11,300	10,593
U.S. Treasury 4.625% 5/15/2054	33,769	33,698
		6,384,581
U.S. Treasury inflation-protected securities 2.13%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[7]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	101,015	98,369
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[7]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[7]	42,411	40,505
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	95,490	90,780
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	45,345	42,549
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]	59,242	51,046
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[6,7]	46,030	34,510
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]	1,901	1,152
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[6,7]	70,520	40,474
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[7]	36,032	20,275
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	24,511	20,494
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[7]	9,391	9,082
		449,236
Total U.S. Treasury bonds & notes		6,833,817
Federal agency bonds & notes 1.50%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	359	349
Fannie Mae 0.625% 4/22/2025[6]	147,420	141,619
Fannie Mae 0.75% 10/8/2027	21,700	19,083
Fannie Mae 7.125% 1/15/2030	5,000	5,628
Fannie Mae 0.875% 8/5/2030	63,500	50,826
Federal Home Loan Bank 3.25% 11/16/2028	56,500	53,527
Federal Home Loan Bank 5.50% 7/15/2036	1,000	1,077
Tennessee Valley Authority 0.75% 5/15/2025	13,200	12,659
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,769
Tennessee Valley Authority 4.65% 6/15/2035	4,480	4,415
Tennessee Valley Authority 5.88% 4/1/2036	3,625	3,954
Tennessee Valley Authority, Series 2008, Class A, 4.875% 1/15/2048	3,300	3,213
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	1,343	1,241
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025	3,125	3,037
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024	750	747
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	875	853
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	875	841
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	3,850	3,664
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	1,250	1,179
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	850	794
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	825	755
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	825	744
U.S. Government Securities Fund — Page 16 of 24

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)		Principal amount (000)	Value (000)
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		USD800	$716
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		675	601
			316,291
Total bonds, notes & other debt instruments (cost: $20,801,238,000)			19,951,539
Short-term securities 27.84% Money market investments 18.70%		Shares
Capital Group Central Cash Fund 5.36%[8,9]		39,490,870	3,949,877
U.S. Treasury bills 8.20%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 6/20/2024	4.915%	USD150,000	149,626
U.S. Treasury 6/27/2024	5.063	100,000	99,650
U.S. Treasury 7/11/2024	5.061	100,000	99,443
U.S. Treasury 7/23/2024	5.074	350,000	347,437
U.S. Treasury 7/30/2024	4.999	400,000	396,667
U.S. Treasury 8/27/2024	4.988	150,000	148,147
U.S. Treasury 8/29/2024	5.093	200,000	197,464
U.S. Treasury 9/19/2024	5.071	150,000	147,645
U.S. Treasury 11/29/2024	5.111	150,000	146,155
			1,732,234
Interest bearing bills & notes 0.94%	Coupon rate
Federal Home Loan Bank (USD-SOFR + 0.005%) 10/2/2024[3]	5.335	200,000	199,906
Total short-term securities (cost: $5,880,893,000)			5,882,017
Options purchased (equity style) 0.04%
Options purchased (equity style)*			9,095
Total options purchased (equity style) (cost: $10,111,000)			9,095
Total investment securities 122.33% (cost: $26,692,242,000)			25,842,651
Total options written† (0.04)% (premium received: $8,764,000)			(9,374)
Other assets less liabilities (22.29)%			(4,708,703)
Net assets 100.00%			$21,124,574
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2024 (000)
Call
3 Month SOFR Futures Option	911	6/14/2024	USD96.00	USD227,750	$17
3 Month SOFR Futures Option	2,499	12/13/2024	96.00	624,750	1,734
3 Month SOFR Futures Option	422	12/13/2024	96.50	105,500	145
3 Month SOFR Futures Option	1,984	12/13/2024	97.50	496,000	62
3 Month SOFR Futures Option	2,499	12/13/2024	97.50	624,750	188
U.S. Government Securities Fund — Page 17 of 24

unaudited
*Options purchased (equity style) (continued)

Options on futures (continued)
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2024 (000)
3 Month SOFR Futures Option	2,500	3/14/2025	USD97.00	USD625,000	$281
					$2,427
Put
3 Month SOFR Futures Option	9,484	12/13/2024	USD94.38	USD2,371,000	$356
3 Month SOFR Futures Option	2,500	12/13/2024	96.00	625,000	6,312
					$6,668
					$9,095
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2024 (000)
Call
3 Month SOFR Futures Option	911	6/14/2024	USD96.00	USD227,750	$(199)
3 Month SOFR Futures Option	992	12/13/2024	95.75	248,000	(180)
3 Month SOFR Futures Option	422	12/13/2024	96.50	105,500	(174)
3 Month SOFR Futures Option	4,999	12/13/2024	97.00	1,249,750	(781)
3 Month SOFR Futures Option	2,500	3/14/2025	98.00	625,000	(110)
					$(1,444)
Put
3 Month SOFR Futures Option	992	12/13/2024	USD95.25	USD248,000	$(899)
3 Month SOFR Futures Option	5,000	12/13/2024	95.50	1,250,000	(7,031)
					$(7,930)
					$(9,374)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2024 (000)
30 Day Federal Funds Futures	Long	872	9/3/2024	USD344,123	$(147)
3 Month SOFR Futures	Long	10,306	12/18/2024	2,443,037	(1,713)
3 Month SOFR Futures	Long	15,618	3/19/2025	3,710,446	(3,288)
3 Month SOFR Futures	Long	1,312	9/17/2025	313,076	225
3 Month SOFR Futures	Short	125	3/18/2026	(29,933)	(20)
2 Year U.S. Treasury Note Futures	Long	34,497	10/3/2024	7,027,147	(2,576)
5 Year U.S. Treasury Note Futures	Long	49,718	10/3/2024	5,260,009	(6,532)
10 Year Ultra U.S. Treasury Note Futures	Long	5,355	9/30/2024	599,927	(2,337)
10 Year U.S. Treasury Note Futures	Short	8,942	9/30/2024	(972,862)	1,086
20 Year U.S. Treasury Bond Futures	Short	10,766	9/30/2024	(1,249,529)	11,024
30 Year Ultra U.S. Treasury Bond Futures	Long	2,714	9/30/2024	332,296	(4,491)
					$(8,769)
U.S. Government Securities Fund — Page 18 of 24

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	USD309,200	$(272)	$—	$(272)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	336,442	(292)	—	(292)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	363,558	(315)	—	(315)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	47,859	(43)	—	(43)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	227,000	(206)	—	(206)
U.S. Urban CPI	At maturity	2.7525%	At maturity	4/15/2025	94,487	47	—	47
U.S. Urban CPI	At maturity	2.755%	At maturity	4/15/2025	94,427	44	—	44
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,100	7,642	—	7,642
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,100	7,639	—	7,639
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,373	8,662	—	8,662
SOFR	Annual	3.916%	Annual	7/11/2025	188,700	2,494	—	2,494
4.8189%	Annual	SOFR	Annual	8/25/2025	103,000	(362)	—	(362)
4.8195%	Annual	SOFR	Annual	9/1/2025	130,000	(451)	—	(451)
4.2045%	Annual	SOFR	Annual	1/10/2026	13,496	(156)	—	(156)
4.2035%	Annual	SOFR	Annual	1/10/2026	244,752	(2,837)	—	(2,837)
4.184%	Annual	SOFR	Annual	1/10/2026	244,752	(2,910)	—	(2,910)
4.265%	Annual	SOFR	Annual	2/16/2026	58,987	(626)	—	(626)
4.27%	Annual	SOFR	Annual	2/16/2026	118,860	(1,253)	—	(1,253)
4.3005%	Annual	SOFR	Annual	2/17/2026	24,555	(246)	—	(246)
4.288%	Annual	SOFR	Annual	2/17/2026	24,945	(255)	—	(255)
4.3035%	Annual	SOFR	Annual	2/17/2026	35,408	(353)	—	(353)
4.2675%	Annual	SOFR	Annual	2/17/2026	34,181	(361)	—	(361)
4.2515%	Annual	SOFR	Annual	2/17/2026	35,065	(379)	—	(379)
4.568%	Annual	SOFR	Annual	3/1/2026	368,500	(2,055)	—	(2,055)
4.56%	Annual	SOFR	Annual	3/1/2026	375,000	(2,141)	—	(2,141)
4.776%	Annual	SOFR	Annual	3/15/2026	107,500	(172)	—	(172)
4.6275%	Annual	SOFR	Annual	3/20/2026	680,000	(2,966)	—	(2,966)
4.87161%	Annual	SOFR	Annual	3/31/2026	177,251	69	—	69
4.26959%	Annual	SOFR	Annual	3/31/2026	81,300	(815)	—	(815)
4.28066%	Annual	SOFR	Annual	3/31/2026	83,900	(825)	—	(825)
4.9005%	Annual	SOFR	Annual	4/17/2026	197,200	168	—	168
4.8755%	Annual	SOFR	Annual	4/18/2026	176,000	81	—	81
4.815%	Annual	SOFR	Annual	5/6/2026	439,800	(129)	—	(129)
4.723%	Annual	SOFR	Annual	5/7/2026	425,655	(829)	—	(829)
4.659%	Annual	SOFR	Annual	5/17/2026	683,600	(2,010)	—	(2,010)
3.53%	Annual	SOFR	Annual	1/23/2027	96,800	(1,505)	—	(1,505)
3.5405%	Annual	SOFR	Annual	1/23/2027	160,200	(2,459)	—	(2,459)
3.535%	Annual	SOFR	Annual	1/23/2027	173,500	(2,681)	—	(2,681)
3.761%	Annual	SOFR	Annual	2/20/2027	160,600	(1,684)	—	(1,684)
3.7645%	Annual	SOFR	Annual	2/20/2027	320,800	(3,343)	—	(3,343)
4.5895%	Annual	SOFR	Annual	5/6/2027	316,985	237	—	237
3.45%	Annual	SOFR	Annual	2/1/2028	166,200	(5,485)	—	(5,485)
3.47%	Annual	SOFR	Annual	2/2/2028	43,700	(1,413)	—	(1,413)
3.616%	Annual	SOFR	Annual	2/20/2028	64,000	(409)	—	(409)
3.624%	Annual	SOFR	Annual	2/20/2028	133,000	(831)	—	(831)
3.6475%	Annual	SOFR	Annual	2/27/2028	268,700	(1,547)	—	(1,547)
3.379%	Annual	SOFR	Annual	3/17/2028	42,475	(438)	—	(438)
3.355%	Annual	SOFR	Annual	3/17/2028	42,700	(458)	—	(458)
U.S. Government Securities Fund — Page 19 of 24

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.7245%	Annual	SOFR	Annual	3/18/2028	USD43,669	$(185)	$—	$(185)
3.16%	Annual	SOFR	Annual	6/20/2028	39,600	(1,772)	—	(1,772)
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	5,084	—	5,084
SOFR	Annual	3.5485%	Annual	1/29/2030	69,600	1,620	—	1,620
SOFR	Annual	3.529%	Annual	1/29/2030	64,000	1,543	—	1,543
SOFR	Annual	3.528%	Annual	1/29/2030	52,400	1,266	—	1,266
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	43,533	—	43,533
3.18%	Annual	SOFR	Annual	4/17/2030	33,200	(1,805)	—	(1,805)
3.275%	Annual	SOFR	Annual	4/18/2030	33,200	(1,643)	—	(1,643)
3.353%	Annual	SOFR	Annual	4/19/2030	33,200	(1,511)	—	(1,511)
3.342%	Annual	SOFR	Annual	4/19/2030	33,200	(1,529)	—	(1,529)
3.344%	Annual	SOFR	Annual	4/20/2030	33,200	(1,527)	—	(1,527)
3.128%	Annual	SOFR	Annual	4/28/2030	33,200	(1,899)	—	(1,899)
3.285%	Annual	SOFR	Annual	5/1/2030	33,200	(1,631)	—	(1,631)
3.259%	Annual	SOFR	Annual	5/1/2030	33,100	(1,671)	—	(1,671)
3.186%	Annual	SOFR	Annual	5/9/2030	33,100	(1,799)	—	(1,799)
3.215%	Annual	SOFR	Annual	5/10/2030	33,200	(1,755)	—	(1,755)
3.29%	Annual	SOFR	Annual	5/19/2030	39,700	(1,949)	—	(1,949)
3.31%	Annual	SOFR	Annual	6/9/2030	203,200	(9,814)	—	(9,814)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	21,865	—	21,865
SOFR	Annual	4.1405%	Annual	2/28/2031	31,930	108	—	108
SOFR	Annual	4.15%	Annual	5/15/2033	10,800	4	—	4
SOFR	Annual	4.1615%	Annual	5/15/2033	4,500	(2)	—	(2)
SOFR	Annual	3.10%	Annual	6/20/2033	21,400	1,682	—	1,682
4.0135%	Annual	SOFR	Annual	8/21/2033	15,000	(159)	—	(159)
SOFR	Annual	4.061%	Annual	8/24/2033	41,000	288	—	288
SOFR	Annual	3.9519%	Annual	8/25/2033	41,000	627	—	627
SOFR	Annual	3.8275%	Annual	9/1/2033	29,400	728	—	728
SOFR	Annual	3.6038%	Annual	1/8/2034	61,600	2,638	—	2,638
SOFR	Annual	3.175%	Annual	2/1/2038	92,000	5,300	—	5,300
3.065%	Annual	SOFR	Annual	4/7/2040	16,700	(2,060)	—	(2,060)
SOFR	Annual	3.41%	Annual	7/28/2045	172,600	16,201	—	16,201
SOFR	Annual	3.01413%	Annual	1/12/2053	17,216	2,662	—	2,662
SOFR	Annual	3.02%	Annual	1/12/2053	17,200	2,643	—	2,643
SOFR	Annual	2.974%	Annual	4/17/2053	10,400	1,677	—	1,677
SOFR	Annual	3.044%	Annual	4/18/2053	10,500	1,569	—	1,569
SOFR	Annual	3.0875%	Annual	4/19/2053	10,500	1,491	—	1,491
SOFR	Annual	3.1035%	Annual	4/19/2053	10,500	1,463	—	1,463
SOFR	Annual	3.0895%	Annual	4/20/2053	10,500	1,488	—	1,488
SOFR	Annual	2.9405%	Annual	4/28/2053	10,600	1,769	—	1,769
SOFR	Annual	3.0535%	Annual	5/1/2053	21,100	3,117	—	3,117
SOFR	Annual	3.085%	Annual	5/9/2053	10,600	1,509	—	1,509
SOFR	Annual	3.1135%	Annual	5/10/2053	10,600	1,458	—	1,458
SOFR	Annual	3.1605%	Annual	5/19/2053	12,800	1,658	—	1,658
SOFR	Annual	3.486%	Annual	1/17/2054	6,976	510	—	510
SOFR	Annual	3.6765%	Annual	2/20/2054	39,763	1,596	—	1,596
SOFR	Annual	3.6815%	Annual	2/20/2054	36,100	1,418	—	1,418
SOFR	Annual	3.7205%	Annual	2/21/2054	30,136	981	—	981
U.S. Government Securities Fund — Page 20 of 24

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3985%	Annual	3/17/2056	USD4,393	$258	$—	$258
SOFR	Annual	3.413%	Annual	3/17/2056	4,200	236	—	236
SOFR	Annual	3.531%	Annual	3/18/2056	4,457	166	—	166
						$79,016	$—	$79,016
Investments in affiliates9

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Short-term securities 18.70%
Money market investments 18.70%
Capital Group Central Cash Fund 5.36%[8]	$3,921,343	$8,519,860	$8,491,991	$(116)	$781	$3,949,877	$131,768

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,377,000, which represented .07% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $205,485,000, which represented .97% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Rate represents the seven-day yield at 5/31/2024.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
U.S. Government Securities Fund — Page 21 of 24

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $4,033,550,000. The average month-end notional amount of futures contracts while held was $24,207,055,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $7,696,830,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
U.S. Government Securities Fund — Page 22 of 24

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$12,801,431	$—	$12,801,431
U.S. Treasury bonds & notes	—	6,833,817	—	6,833,817
Federal agency bonds & notes	—	316,291	—	316,291
Short-term securities	3,949,877	1,932,140	—	5,882,017
Options purchased on futures (equity style)	9,095	—	—	9,095
Total	$3,958,972	$21,883,679	$—	$25,842,651

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,335	$—	$—	$12,335
Unrealized appreciation on centrally cleared interest rate swaps	—	157,239	—	157,239
Liabilities:
Value of options written	(9,374)	—	—	(9,374)
Unrealized depreciation on futures contracts	(21,104)	—	—	(21,104)
Unrealized depreciation on centrally cleared interest rate swaps	—	(78,223)	—	(78,223)
Total	$(18,143)	$79,016	$—	$60,873
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Assn. = Association
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
U.S. Government Securities Fund — Page 23 of 24

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
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